Consolidated Statements of Cash Flow	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Cash flows from (used in) operating activities [abstract]
Net (loss) income for the period	$ (91,119,000)	$ 90,375,000
Adjustments to reconcile profit (loss) [abstract]
Depletion, depreciation, amortization and accretion	9,929,000	9,391,000
Fair value change losses (gains):
Investments-equity instruments	4,934,000	9,000
Investments-uranium	32,129,000	(134,180,000)
Investments-convertible debentures	2,565,000	(565,000)
Joint venture-equity share of (income) loss	(16,000)	4,400,000
Recognition of deferred revenue	(4,023,000)	(1,855,000)
Gain on property, plant and equipment disposals	(162,000)	(1,299,000)
Post-employment benefit payments	(119,000)	(105,000)
Reclamation obligation income statement adjustment	(1,823,000)	3,229,000
Reclamation obligation expenditures	(2,491,000)	(3,118,000)
Reclamation liability deposit from joint venture partner	0	99,000
Share-based compensation	4,657,000	3,746,000
Foreign exchange gain	(2,278,000)	(321,000)
Deferred income tax recovery	(236,000)	(2,343,000)
Change in non-cash operating working capital items	7,669,000	1,870,000
Net cash used in operating activities	(40,384,000)	(30,667,000)
Cash flows from (used in) investing activities [abstract]
Decrease in restricted cash and investments	(393,000)	(126,000)
Purchase of investment in joint venture	(3,357,000)	(2,385,000)
Purchase of equity investments	(1,972,000)	0
Purchase of investment-convertible debentures	0	(15,000,000)
Additions of property, plant and equipment	(7,690,000)	(3,234,000)
Proceeds on disposal of investment - uranium	13,598,000	19,901,000
Proceeds on disposal of property, plant and equipment	240,000	125,000
Net cash provided by (used in) investing activities	426,000	(719,000)
Cash flows from (used in) financing activities [abstract]
Repayment of debt obligations	(301,000)	(218,000)
Proceeds from share issues, net of cash paid issue costs	14,082,000	107,863,000
Proceeds from share options exercised	1,373,000	3,534,000
Net cash provided by financing activities	15,154,000	111,179,000
(Decrease)/ Increase in cash and cash equivalents	(24,804,000)	79,793,000
Foreign exchange effect on cash and cash equivalents	2,268,000	346,000
Cash and cash equivalents, beginning of period	131,054,000	50,915,000
Cash and cash equivalents, end of period	$ 108,518,000	$ 131,054,000